Offerings - Offering: 1	Oct. 15, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	1a An indeterminate aggregate principal amount of debt securities is being registered as may from time to time be offered at indeterminate prices. 1b Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee, which will be paid from time to time in connection with one or more offerings of the debt securities to be made under this registration statement.